Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000086650
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sands Capital Global Growth Fund, Institutional Class Shares
C000086651
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sands Capital Global Growth Fund, Investor Class Shares
Without Sales Load [Member] | C000086650
Average Annual Return [Line Items]
Average Annual Return, Percent	35.34%		7.22%	8.75%
Without Sales Load [Member] | C000086651
Average Annual Return [Line Items]
Average Annual Return, Percent	34.94%		7.03%	8.53%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%		11.08%	9.06%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%		11.08%	9.06%